New Markets Tax Credit Financing - Additional Information (Detail) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
New Market Tax Credit Financing [Line Items]
Proceeds from related party debt	$ 125,000	$ 125,000
Deferred tax liability		1,707	$ 1,707
XL Hybrids Inc [Member]
New Market Tax Credit Financing [Line Items]
Restricted cash		150,000	150,000	$ 226,000	$ 150,000
Unamortised debt issuance costs		985,000	$ 985,000
XL Hybrids Inc [Member] | New Market Tax Credit Scheme [Member]
New Market Tax Credit Financing [Line Items]
Percentage of income tax credits subject to revocation			100.00%
XL Hybrids Inc [Member] | New Market Tax Credit Investment Funds [Member]
New Market Tax Credit Financing [Line Items]
Proceeds from related party debt			$ 15,000,000
Debt issuance costs gross		$ 546,000	$ 546,000
Long term debt stated rate of interest		1.15%	1.15%
Long term debt maturity end date			Mar. 04, 2045
Long term debt maturity start date			Mar. 10, 2025
Due from related party		$ 10,500,000	$ 10,500,000
Due to related party		15,000,000	15,000,000
Deferred tax liability		4,995,000	4,995,000
Restricted cash		4,995,000	4,995,000
Amortisation of debt issuance costs			78,000	80,000
Unamortised debt issuance costs		$ 169,000	169,000	$ 247,000
XL Hybrids Inc [Member] | New Market Tax Credit Investment Funds [Member] | Variable Interest Entity, Primary Beneficiary [Member]
New Market Tax Credit Financing [Line Items]
Loans and advances made to affiliates			$ 10,454,000
Loan receivable from related party maturity start date			Jun. 10, 2025
Loan receivable from related party moratorium period			7 years
Loans receivable from related party maturity date			Dec. 31, 2044
XL Hybrids Inc [Member] | New Market Tax Credit Investment Funds [Member] | Variable Interest Entity, Primary Beneficiary [Member] | U S Bank
New Market Tax Credit Financing [Line Items]
Payment to acquire equity method investments			$ 4,995,000
XL Hybrids Inc [Member] | New Market Tax Credit Investment Funds [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Domestic Tax Authority [Member]
New Market Tax Credit Financing [Line Items]
Loans and advances made to affiliates			$ 6,455,000
Loan receivable from related party rate of interest			1.51%
XL Hybrids Inc [Member] | New Market Tax Credit Investment Funds [Member] | Variable Interest Entity, Primary Beneficiary [Member] | State and Local Jurisdiction [Member]
New Market Tax Credit Financing [Line Items]
Loans and advances made to affiliates			$ 3,998,000
Loan receivable from related party rate of interest			1.53%